Notes Payable, net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable, net
Notes Payable, net
Notes payable—Notes payable, net consisted of the following (in thousands):

Indebtedness	Borrower	Maturity	Interest Rate	March 31, 2019	December 31, 2018
Senior revolving credit facility (7)	Ashford Inc.	March 1, 2021	Base Rate (1) + 2.00% to 2.50% or LIBOR (2) + 3.00% to 3.50%	$—	$—
Term loan (5) (8)	J&S	November 1, 2022	One-Month LIBOR (3) + 3.25%	13,667	8,917
Revolving credit facility (5) (8)	J&S	November 1, 2022	One-Month LIBOR (3) + 3.25%	2,638	1,733
Capital lease obligations (5)	J&S	Various	Various - fixed	630	661
Equipment note (5) (9)	J&S	November 1, 2022	One-Month LIBOR (3) + 3.25%	3,054	2,087
Draw term loan (5) (9)	J&S	November 1, 2022	One-Month LIBOR (3) + 3.25%	1,900	1,950
Revolving credit facility (5) (10)	OpenKey	April 30, 2020	Prime Rate (4) + 2.75%	—	—
Revolving credit facility (5) (11)	Pure Wellness	On demand	Prime Rate (4) + 1.00%	—	60
Term loan (6) (12)	RED	April 5, 2025	Prime Rate (4) + 1.75%	673	695
Revolving credit facility (6) (13)	RED	February 5, 2020	Prime Rate (4) + 1.75%	—	118
Draw term loan (6) (14)	RED	December 5, 2026	Prime Rate (4) + 1.75%	533	—
Term loan (6) (15)	RED	February 1, 2029	Prime Rate (4) + 2.00%	1,770	1,785
Notes payable				24,865	18,006
Less deferred loan costs, net				(260)	(234)
Notes payable less net deferred loan costs				24,605	17,772
Less current portion				(2,933)	(2,595)
Notes payable, net - non-current				21,672	15,177
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(1)	Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.

(2)	Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.

(3)	The one-month LIBOR rate was 2.49% and 2.50% at March 31, 2019 and December 31, 2018, respectively.

(4)	Prime Rate was 5.50% and 5.50% at March 31, 2019 and December 31, 2018, respectively.

(5)	Creditors do not have recourse to Ashford Inc.

(6)	Creditors have recourse to Ashford Inc.

(7)
On March 1, 2018, the Company entered into a $35.0 million senior revolving credit facility with Bank of America, N.A. The credit facility provides for a three-year revolving line of credit. There is a one-year extension option subject to the satisfaction of certain conditions. The new credit facility includes the opportunity to expand the borrowing capacity by up to $40.0 million to an aggregate amount of $75.0 million, subject to certain conditions.

On March 21, 2018, Ashford Inc. entered into the First Amendment (the “Amendment”) to the Credit Agreement dated March 1, 2018 (the “Credit Facility”), , Bank of America, N.A., as administrative agent and letters of credit issuer, and the lenders from time to time party thereto. The Amendment is effective as of March 1, 2018, which is the date the Credit Facility became effective. Pursuant to the Amendment, the financial covenant of consolidated tangible net worth was replaced with the consolidated net worth, and Ashford Inc. is required to maintain consolidated net worth not less than 75% of the consolidated net worth as of December 31, 2017, plus 75% of the net equity proceeds of any future equity issuances by Ashford Inc.

(8)
On March 1, 2019, in connection with the acquisition of BAV, our J&S operating subsidiary amended the existing term loan and borrowed an additional $5.0 million. The revolving credit facility was also amended to increase the borrowing capacity from $3.0 million to $3.5 million. Net deferred loan costs associated with this financing of $198,000 and $183,000, respectively, are included as a reduction to “notes payable, net” on the condensed consolidated balance sheets as of March 31, 2019 and December 31, 2018. As of March 31, 2019 and December 31, 2018, $1.4 million and $1.0 million, respectively, of the term loan was recorded in current portion of notes payable, net. In connection with the term loan, the subsidiary entered into an interest rate cap with an initial notional amount totaling $5.0 million and a strike rate of 4.0%. The fair value of the interest rate cap at March 31, 2019 and December 31, 2018, was not material. As of March 31, 2019, $862,000 of credit was available under the revolving credit facility.

(9)
On March 1, 2019, in connection with the acquisition of BAV, our J&S operating subsidiary amended the existing equipment note and draw term note to increase the borrowing capacity to $8.0 million and $2.4 million, respectively. All the loans are partially secured by a security interest on all of the assets and equity interests of our J&S operating subsidiary.

(10)
On November 8, 2018, OpenKey renewed the Loan and Security Agreement that expired in October 2018 for a revolving credit facility in the amount of $1.5 million. The credit facility is secured by all of OpenKey's assets. In connection with the 2018 renewal, OpenKey granted the creditors a 10-year warrant to purchase approximately 23,000 shares of OpenKey's preferred stock at $1.61 per share with an estimated fair value of $26,000. The fair value of the warrants was recorded in noncontrolling interests in consolidated entities and debt issuance costs, which is amortized over the remaining term of the line of credit and included in “amortization of loan costs” in our condensed consolidated statement of operations. As of March 31, 2019, OpenKey had no borrowings outstanding and the $1.5 million revolving credit facility funds were no longer available.

(11)	On April 6, 2017, Pure Wellness entered into a $100,000 line of credit. In February 2019, we paid off the remaining $60,000 balance on the line of credit.

(12)	On March 23, 2018, our RED operating subsidiary entered into a term loan of $750,000.

(13)
On February 28, 2019, our RED operating subsidiary renewed its $250,000 revolving credit facility. The revolving credit facility provides RED with available borrowings up to a total of $250,000. As of March 31, 2019, $250,000 was available under the revolving credit facility.

(14)	On February 27, 2019, our RED operating subsidiary entered into a draw term loan in the amount of $1.4 million. As of March 31, 2019, $867,000 was available under the draw term loan.

(15)	On August 31, 2018, our RED operating subsidiary entered into a term loan of $1.8 million.

Notes Payable, net
Notes payable, net consisted of the following (in thousands):

Indebtedness	Borrower	Maturity	Interest Rate	December 31, 2018	December 31, 2017
Senior revolving credit facility	Ashford Inc.	March 1, 2021	Base Rate(1) + 2.00% to 2.50% or LIBOR(2) + 3.00% to 3.50%	$—	$—
Term loan	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	8,917	9,917
Revolving credit facility	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	1,733	814
Capital lease obligations	J&S	Various	Various - fixed	661	896
Equipment note	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	2,087	—
Draw term loan	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	1,950	—
Revolving credit facility	OpenKey	April 30, 2020	Prime Rate(4) + 2.75%	—	—
Term loan	Pure Wellness	October 1, 2018	5.00%	—	220
Revolving credit facility	Pure Wellness	On demand	Prime Rate(4) + 1.00%	60	100
Term loan	RED	April 5, 2025	Prime Rate(4) + 1.75%	695	—
Revolving credit facility	RED	March 5, 2019	Prime Rate(4) + 1.75%	118	—
Term loan	RED	February 1, 2029	Prime Rate(4) + 2.00%	1,785	—
Notes payable				18,006	11,947
Less deferred loan costs, net				(234)	(240)
Notes payable less net deferred loan costs				17,772	11,707
Less current portion				(2,595)	(1,751)
Notes payable, net - non-current				$15,177	$9,956
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(1) Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.
(2) Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.
(3) The one-month LIBOR rate was 2.50% and 1.56% at December 31, 2018 and 2017, respectively.
(4) Prime Rate was 5.50% and 4.50% at December 31, 2018 and 2017, respectively.
On November 8, 2018, OpenKey renewed the Loan and Security Agreement that expired in October 2018 for a revolving credit facility in the amount of $1.5 million. The credit facility is secured by all of OpenKey's assets and matures on April 30, 2020, with an interest rate of Prime Rate plus 2.75%. Creditors do not have recourse to Ashford Inc. At December 31, 2018 and 2017, there were no borrowings outstanding under the revolving credit facility. In connection with the 2018 renewal, OpenKey granted the creditors a 10-year warrant to purchase approximately 23,000 shares of OpenKey's preferred stock at $1.61 per share with an estimated fair value of $26,000. The fair value of the warrants was recorded in noncontrolling interests in consolidated entities and debt issuance costs, which is amortized over the term of the line of credit.
On August 31, 2018, our RED operating subsidiary entered into a term loan of $1.8 million for which the creditor has recourse to Ashford Inc. The term loan bears interest at the Prime Rate plus 2.00% and matures on February 1, 2029.
On March 23, 2018, our RED operating subsidiary entered into a term loan of $750,000 and a revolving credit facility of $250,000 for which the creditor has recourse to Ashford Inc. Approximately $225,000 of the proceeds from the term loan is held in an escrow account, which is included in our consolidated balance sheet within “other assets” as of December 31, 2018. During the year ended December 31, 2018, $118,000 was drawn on the revolving credit facility. As of December 31, 2018, $132,000 was available under the revolving credit facility.
On March 21, 2018, Ashford Inc. entered into the First Amendment (the “Amendment”) to the Credit Agreement dated March 1, 2018 (the “Credit Facility”), with Ashford Hospitality Holdings LLC, a subsidiary of Ashford Inc., Bank of America, N.A., as administrative agent and letters of credit issuer, and the lenders from time to time party thereto. The Amendment is effective as of March 1, 2018, which is the date the Credit Facility became effective. Pursuant to the Amendment, the financial covenant of consolidated tangible net worth was replaced with the consolidated net worth, and Ashford Inc. is required to maintain consolidated net worth not less than 75% of the consolidated net worth as of December 31, 2017, plus 75% of the net equity proceeds of any future equity issuances by Ashford Inc.
On March 1, 2018, the Company and its subsidiary Ashford Hospitality Holdings LLC entered into a $35 million senior revolving credit facility with Bank of America, N.A. The credit facility provides for a three-year revolving line of credit and bears interest at the Base Rate plus 2.00% to 2.50% or LIBOR plus 3.00% to 3.50%, depending on the leverage level of the Company. There is a one-year extension option subject to the satisfaction of certain conditions. The new credit facility includes the opportunity to expand the borrowing capacity by up to $40 million to an aggregate amount of $75 million, subject to certain conditions. At December 31, 2018, there were no outstanding borrowings under the facility.
On November 1, 2017, our J&S operating subsidiary entered into a series of financing transactions for which the creditors do not have recourse to Ashford Inc., including a $10.0 million term loan to finance the acquisition of J&S. The term loan bears interest at LIBOR plus 3.25% and matures on November 1, 2022. Net deferred loan costs associated with this financing of $183,000 and $226,000, respectively, are included as a reduction to “notes payable, net” on the consolidated balance sheets as of December 31, 2018 and 2017. As of December 31, 2018 and 2017, $1.0 million of the term loan was recorded in current portion of notes payable, net. In connection with the term loan, the subsidiary entered into an interest rate cap with an initial notional amount totaling $5.0 million and a strike rate of 4.0%. The fair value of the interest rate cap at December 31, 2018 and 2017 was not material. The subsidiary also entered into a $3.0 million revolving credit facility which bears interest at LIBOR plus 3.25% and matures on November 1, 2022. During the year ended December 31, 2018, $21.8 million was drawn and approximately $20.8 million of payments were made on the revolving credit facility. As of December 31, 2018, approximately $1.3 million of credit was available under the revolving credit facility. These debt agreements contain various financial covenants that, among other things, require the maintenance of certain fixed charge coverage ratios. As of December 31, 2018, our J&S operating subsidiary was in compliance with all financial covenants.
Also on November 1, 2017, in connection with the acquisition of J&S, our J&S operating subsidiary entered into a $3.0 million equipment note and a $2.0 million draw term loan agreement. These loans each bear interest at LIBOR plus 3.25% and mature on November 1, 2022. During the year ended December 31, 2018, $2.3 million was drawn and approximately $196,000 of payments were made on the equipment note. As of December 31, 2018, $2.0 million was outstanding on the draw term loan. All the loans in connection with the acquisition of J&S are partially secured by a security interest on all of the assets and equity interests of our J&S operating subsidiary.
On April 6, 2017, Pure Wellness entered into a term loan of $375,000 and a line of credit of $100,000 for which the creditor does not have recourse to Ashford Inc. The term loan has a fixed interest rate of 5.00% per annum. On October 1, 2018, we paid off the remaining balance on the term loan. The line of credit has a variable interest rate of Prime Rate plus 1.00%. There is no stated maturity date related to the line of credit as it is payable on demand; accordingly, the balance has been classified as a current liability on our consolidated balance sheets.
Excluding capital lease obligations (see note 8) and interest, maturities of our long-term debt for each of the next five years and thereafter are as follows (in thousands):

2019	$2,074
2020	1,933
2021	1,939
2022	10,006
2023	297
Thereafter	1,096
Total	$17,345